LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES	6 Months Ended
Jun. 30, 2013
LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES [Abstract]
LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES
NOTE 8 -LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES

Line of credit (Credit Exposure)

In March, 2012, Jonway was approved up to an aggregate of $0.8 million of credit line from a Sanmen local Bank. As of December 31, 2012, this credit line was fully used.  The credit line was repaid and expired in March 2013.

In May 2012, we were approved up to an aggregate of $ 24.3 million of a credit line with the credit exposure of $7.3 million from the Sanmen Branch of CITIC Bank ("CITIC") through Jonway. When drawn down, the credit line will be secured by land and buildings on this land owned by Jonway and guaranteed by Jonway Group. Under the above credit line in November 2012, Jonway borrowed one year short-term loans in the aggregate amount of approximately $7.3 million. The annual interest rate is 6.0%, and the loans are due in November 2013. We have also drawn $5.8 million in the form of notes payable as of June 30, 2013. We deposited 100% cash as restricted cash as collateral for these notes payable. These notes are due in September, October and November 2013.  As of June 30, 2013, the total credit exposure of $7.3 million has been fully used. The credit exposure expires in November 2013.

In December 2012, we were approved up to an aggregate of $4.0 million on a credit line with the credit exposure of $4.0 million from Taizhou Bank. This credit line was guaranteed by related parties. As of June 30, 2013, the total outstanding loan under this credit line was $1.6 million which were drawdown in January, February and June 2013 with an annual interest rates from 5.92% to 8.53%. The loans are due in July and December 2013. A credit exposure of $2.0 million was used in the form of notes payable of $4.5 million with restricted cash of $2.5 million deposited with the bank. As of June 30, 2013, the remaining credit exposure was $0.4 million. The credit exposure expires in December 2013.

 In December 2012, we were approved up to an aggregate of $9.1 million of a credit line with the credit exposure of $4.5 million from Everbright Bank. As of June 30, 2013, $9.0 million was drawn down as notes payable with restricted cash of $4.5 million deposited with the bank.  As of June 30, 2013, this credit exposure has been fully used. The credit exposure expires in December 2013.

We were also approved up to an aggregate of $4.8 million on a credit line from Industrial and Commercial Bank of China (ICBC). This credit line was secured by land and buildings on this land owned by Jonway and guaranteed by related parties. By June 30, 2013, the total outstanding loan under this credit line was $4.8 million which were drawdown in February and June 2013, with an annual interest rate of 5.57%. The loans are due in August 2013 through 2014. We have also drawn $2.4 million in the form of notes payable as of June 30, 2013. We deposited 100% cash as restricted cash as collateral for these notes payable. These notes are due in July 2013. The credit line expires in December 2013.

  Short term debt

Under the above mentioned credit line with credit exposure of $7.3 million granted by CITIC, Jonway entered into a Credit Agreement with CITIC for a revolving short term bank loan in the aggregate amount of approximately $1.6 million which was drawn down on May 25, 2012. The annual interest rate is 8.05% and was repaid in December, 2012. In November 2012, Jonway borrowed another one year short-term loan in the aggregate amount of approximately $7.3 million from CITIC under the credit line. The annual interest rate is 6.60%, and expires in November 2013.  The loan is secured by a Maximum Amount Mortgage Contract by and between Jonway and CITIC dated May 25, 2012 in which land use right and a building at a total carrying amount of $5.8 million as of June 30, 2013 has been pledged as security for this loan.

In December 2012, Jonway entered into two short-term loans with Taizhou Bank for the aggregating amount of $1.6 million. The annual interest rates are 8.06% and 8.46% respectively, and the loans are due in February and June 2013, respectively. The loans are guaranteed by Jonway Group, shareholder Huaiyi Wang and his two families as well as restricted cash of $0.1 million   In February 2013; $0.8 million was renewed and expires in July 2013. In June 2013, $0.8 million was renewed and expires in December 2013

In January and February, 2013, Jonway borrowed $1.4 million and $3.4 million, respectively, from Industrial and Commercial Bank of China (ICBC). $1.4 million expires in January 2014 and $3.4 million expires at various dates during 2013 from May 2013 through December 31, 2013. In May 2013, $1.1 million was renewed and expires in June 2014. The annual interest rate is 6.90%. The loans are guaranteed by shareholders Alex Wang and Huaiyi Wang, with collateral pledged by land use right and buildings at a carrying amount of approximately $3.3 million.

The weighted average annual interest rate was 7.11% and 7.77% for the three and six months ended June 30, 2013 and 2012 respectively.

	June 30, 2013	December 31, 2012
Loan from CITIC bank	$7,280	$7,333
Loan from ICBC	4,854	--
Loan from Taizhou Bank	1,610	1,585
Loan from Pay-Ins Prem	-	36
	$13,744	$8,754

Bank Acceptance Notes

As of June 30, 2013, the Company has bank acceptance notes payable in the amount of $21.8 million. The notes are guaranteed to be paid by the banks and are usually for a short-term period of six (6) months. The Company is required to maintain cash deposits of 50% or 100% of the notes payable with these banks, in order to ensure future credit availability. As of June 30, 2013, the restricted cash for the notes was $15.3 million.

	June 30, 2013	December 31, 2012
a) Bank acceptance notes payable to China Everbright bank	$9,061	$6,334
b) Bank acceptance notes payable to Taizhou bank	4,530	4,627
c) Bank acceptance notes payable to CITIC bank	5,824	5,608
d) Bank acceptance notes payable to ICBC	2,427	--
e) Bank acceptance notes payable to Yinzuo bank	--	1,268
f) Bank acceptance notes payable to Shanghai Pudong development bank	--	677
	$21,842	$18,513

a.
Notes payable to China Everbright bank have various maturity dates from July, 2013 to December 2013. The notes payable are guaranteed by land use right and a building at a total carrying value of $1.5 million. The Company is also required to maintain cash deposits at 50% of the notes payable with the bank, in order to ensure future credit availability.

b.
Notes payable to Taizhou bank have various maturity dates from July 2013 to October, 2013. The Company is required to maintain cash deposits at 50% or 100% of the notes payable with the bank, in order to ensure future credit availability.

c.
Notes payable to CITIC bank have various maturity dates from September, 2013 to November, 2013. The Company is required to maintain cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

d.	Notes payable to ICBC will be due in July 2013. The Company is required to maintain cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

e.
Notes payable to Yinzuo bank include 21 bank acceptance notes which expired in March 2013. The Company was required to maintain cash deposits at 50% of the notes payable with the bank, in order to ensure future credit availability.

f.
On March 13, 2012 the Company and Shanghai Pudong Development Bank signed bank acceptance note agreement for $676,811. This bank note facility was issued to Jonway Auto's suppliers and secured by a letter of credit, valued at $676,811, of which Jonway Auto was a beneficiary. The bank acceptance notes expired on March 13, 2013.

In July and August, 2013, approximately $9.3 million of notes payable matured. and approximately $7.3 million of notes payable were issued.  The new notes payable will be due in January and February 2014.  The Company is required to maintain cash deposits at 50% or 100% of the notes payable with the bank.

SENIOR CONVERTIBLE DEBT - China Electric Vehicle Corporation ("CEVC") Note

On January 12, 2011, the Company entered into a Senior Secured Convertible Note and Warrant Purchase Agreement (the "Agreement") with China Electric Vehicle Corporation ("CEVC"), a British Virgin Island company whose sole shareholder is Cathaya Capital, L.P., a Cayman Islands exempted limited partnership ("Cathaya").  Priscilla Lu is the chairman of the board of directors of ZAP, a managing partner of Cathaya and a director of CEVC.

Pursuant to the Agreement, (i) CEVC purchased from the Company a Senior Secured Convertible Note (the "Note") in the principal amount of US$19 million, as amended, (ii) the Company issued to CEVC a warrant (the "Warrant") exercisable for two years for the purchase up to 20 million shares of the Company's Common Stock at $0.50 per share, as amended  (iii) the Company, certain investors and CEVC entered into an Amended and Restated Voting Agreement that amended and restated that certain Voting Agreement, dated as of August 6, 2009 that was previously granted to Cathaya Capital L.P., (iv) the Company, certain investors and CEVC entered into an Amended and Restated Registration Rights Agreement that amended and restated that certain Registration Rights Agreement, dated as of August 6, 2009, that was previously granted to Cathaya Capital L.P which grants certain registration rights relating to the Note and the Warrant, and (v) the Company and CEVC entered into a Security Agreement that secures the Note with all of the Company's assets other than those assets specifically excluded from the lien created by the Security Agreement.

The Note which initially was scheduled to mature on February 12, 2012 but was extended to August 12, 2013 according to the representation letter dated March 21, 2012 from CEVC and accrues no interest with this new extension. On March 22, 2012, ZAP entered into an amendment to the note which extended the maturity date of the note from August 12, 2012 to August 12, 2013. This amendment adjusted the rate at which the note would convert into shares of ZAP Common Stock or shares of capital stock of Zheijiang Jonway Automobile, Co. Ltd. held by ZAP. In addition, the warrant issued in connection with the CEVC note was amended to change the terms of conversion and to extend the maturity date until February 12, 2014. The interest accrued through the maturity date of February 12, 2012 in the amount of $1.7 million has been added to the existing principal. The total amount of the convertible note is approximately $20.7 million with a new maturity date of August 12, 2013.  The note accrues interest at a rate per annum of 8% effective from February 12, 2012.

The note is convertible upon the option of CEVC at any time, into (a) shares of Jonway capital stock owned by ZAP at a conversion rate of 0.003743% of shares of Jonway capital stock owned by ZAP for each $1,000 principal amount of the Note being converted or (b) shares of ZAP common stock at a conversion rate of 4,435 shares of common stock for each $1,000 principal amount of the Note being converted.,

Since the value of the common stock into which the above-mentioned note is converted is greater than the proceeds for such issuance, a beneficial conversion feature totaling $19 million was recorded. During 2011, a total of $16.9 million in amortization was recorded and charged to interest expense and the remaining balance of $2.1 million of the discount was offset against the Company's equity account due to the note extension to August 12, 2013.  This convertible note has been extended until August 12, 2014.